                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY










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Investment Company Act file number:                  811-3850

Exact name of registrant as specified in charter:    Delaware Group Tax-Free Money Fund

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             April 30

Date of reporting period:                            July 31, 2004
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
ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE TAX-FREE MONEY FUND

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July 31, 2004                                             PRINCIPAL       MARKET
                                                             AMOUNT        VALUE
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MUNICIPAL BONDS -- 26.81%
Coral Gables, Florida Health Facilities Authority
  Hospital Revenue (Baptist Health South Florida)
  4.00% 8/15/05                                          $  250,000   $  255,395
Fort Myers, Florida Gas Tax Revenue Series A
  2.00% 2/1/05 (FSA)                                        660,000      661,400
Illinois Development Finance Authority Revenue
  (Elmhurst) Series A 3.00% 8/16/04                       1,000,000    1,000,689
Illinois Health Facilities Authority Revenue (Sinai
  Health System) 1.37% 8/15/04 (FHA)                        710,000      710,000
Nashoba, Massachusetts Regional School District
  2.00% 9/14/04                                             500,000      500,476
Newark, New Jersey Housing Authority (Newark Marine
  Terminal) 3.00% 1/1/05 (MBIA)                             500,000      503,093
Ohio State Higher Educational Facility Commission
  Revenue (Denison University Project) 2.00% 11/1/04        740,000      741,654
Orono, Minnesota Independent School District #278
  Series A 2.75% 8/29/05                                  1,000,000    1,010,550
Philadelphia, Pennsylvania School District Tax &
  Revenue 3.00% 6/30/05                                     500,000      506,239
Springfield, Missouri Public Building Corporate
  Leasehold Revenue (Improvement Project)
  3.00% 3/1/05 (AMBAC)                                      785,000      791,320
Sterling Heights, Michigan Judgement Funding
  2.00% 10/1/04 (FGIC)                                      590,000      590,528
                                                                      ----------
TOTAL MUNICIPAL BONDS (cost $7,271,344)                                7,271,344
                                                                      ----------
*VARIABLE RATE DEMAND NOTES -- 76.86%
  Buncombe County, North Carolina Series B 1.09% 12/1/20
  (SPA, Wachovia Bank N.A.)                               1,000,000    1,000,000
Chester County, Pennsylvania Health & Higher
  Education Facilities Authority Revenue (Simpson
  Meadows Project) 1.10% 10/1/30 (LOC, Allied Irish
  Bank PLC)                                               1,000,000    1,000,000
**Children's Trust Fund Series II-R-39
  1.18% 7/1/20-10                                           740,000      740,000
Colorado Educational & Cultural Facilities Authority
  Revenue (Denver Art Museum Project) 1.08% 1/1/33
  (LOC, Wells Fargo Bank N.A.)                            1,200,000    1,200,000
(YMCA of Metro Denver Project) 1.08% 7/1/18 (LOC,
  Wells Fargo Bank N.A.)                                    955,000      955,000
Cumberland County, Pennsylvania Municipal Authority
  Revenue (Lutheran Services Northeast/Tressler
  Lutheran Services Obligated Group Project) Series A
  1.10% 1/1/33 (LOC, Wachovia Bank N.A.)                    795,000      795,000
Greeneville, Tennessee Industrial Development Board
  Revenue (Pet Income Project) 1.10% 5/1/13 (LOC, BNP
  Paribas)                                                  800,000      800,000
Hawaii Pacific Health Special Purpose Revenue
  (Department Budget & Financing) Series B-2
  1.19% 7/1/33 (Radian) (SPA, Bank of Nova Scotia)         ,000,000    1,000,000
Lees Summit, Missouri Multifamily Housing Revenue
  (Affordable Housing Acquisition) Series B
  1.36% 7/1/46 (Bayerische Landesbank)                    1,100,000    1,100,000
Maryland State Health & Higher Educational
  Facilities Authority Revenue (Mercey Ridge)
  1.08% 4/1/31 (LOC, AllFirst Bank)                       1,000,000    1,000,000
Montgomery County, Pennsylvania Higher Education &
  Health Authority Revenue (Philadelphia Geriatric
  Center) Series B 1.10% 12/1/33 (LOC, Allied Irish
  Bank PLC)                                               1,100,000    1,100,000
New Glarus, Wisconsin Industrial Development Revenue
  (LSI Inc. -- New Glarus Project) 1.26% 12/1/23
  (AMT) (LOC, U.S. Bank N.A.)                             1,000,000    1,000,000
Ohio State Water Development Authority (PPG Industries
  Inc. Project) 1.19% 10/1/15                             1,000,000    1,000,000
Pennsylvania Economic Development Financing
  Authority Revenue (Montessori Academy Income
  Project -- C2) 1.10% 8/1/30 (LOC, PNC Bank)             1,100,000    1,100,000
Philadelphia, Pennsylvania Authority For Industrial
  Development Multifamily Revenue (Harbor View
  Towers) 1.10% 11/1/27 (GNMA) (LOC, PNC Bank)            1,000,000    1,000,000
Philadelphia, Pennsylvania Hospitals & Higher
  Education Facilities Authority Revenue (Temple East
  Inc.) Series B 1.10% 6/1/14 (LOC, Wachovia Bank,
  N.A.)                                                     800,000      800,000
Phoenix, Arizona Industrial Development Authority
  (Sunrise Vista Apartments) Series A 1.18% 6/1/31
  (AMT) (LOC, Wells Fargo Bank N.A.)                      1,000,000    1,000,000
Pittsburgh, Pennsylvania Urban Redevelopment
  Authority (Wood Street Commons Project)
  2.13% 12/1/16 (AMT) (LOC, PNC Bank)                     1,155,000    1,155,000
Shelby County, Tennessee Health Educational &
  Housing Facilities Board Revenue (Arbor Lake)
  1.17% 3/1/10 (AMT) (LOC, PNC Bank)                      1,000,000    1,000,000
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(UNAUDITED)
Somerset County, Pennsylvania Hospital Authority
  Revenue (Somerset Community Hospital Project)
  Series B 1.30% 3/1/32 (RADIAN) (SPA, PNC Bank)         1,000,000     1,000,000
Vermont Educational & Health Buildings Financing
  Agency Revenue (Rutland Regional Medical Center)
  Series A 1.11% 4/1/32 (RADIAN) (SPA, Fleet National
  Bank)                                                  1,100,000     1,100,000
                                                                     -----------
TOTAL VARIABLE RATE DEMAND NOTES (cost $20,845,000)                   20,845,000
                                                                     ===========
TOTAL MARKET VALUE OF SECURITIES -- 103.67% (cost
  $28,116,344)                                                       $28,116,344
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE
  NOTES) -- (3.67%)                                                    (995,875)
                                                                     ===========
NET ASSETS APPLICABLE TO 27,120,469 SHARES
  OUTSTANDING -- 100.00%                                             $27,120,469
                                                                     ===========

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*The interest rate shown is the rate as of July 31, 2004.
**For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
AMBAC -- Insured by the American Municipal Bond Assurance Corporation AMT -- Subject to Alternative Minimum Tax
FGIC -- Insured by the Financial Guaranty Insurance Company
FHA -- Insured by the Federal Housing Administration
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Government National Mortgage Association
LOC -- Letter of Credit
MBIA -- Insured by the Municipal Bond Insurance Association
RADIAN -- Insured by Radian Asset Assurance
SPA -- Stand-by Purchase Agreement
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NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Money Fund (the "Fund").

SECURITY VALUATION -- Securities are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

2. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

ITEM 2. CONTROLS AND PROCEDURES.

    The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

    There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                 CERTIFICATION
                                 -------------


I, Patrick P. Coyne, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Tax-Free
        Money Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

        PATRICK P. COYNE
-----------------------------
By:     Patrick P. Coyne
Title:  Executive Vice President/
        Managing Director/Head of
        Equity Investments
Date:   9/30/04

                                 CERTIFICATION
                                 -------------


I, Joseph H. Hastings, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Tax-Free
        Money Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

        JOSEPH H. HASTINGS
----------------------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   9/30/04

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP TAX-FREE MONEY FUND

        PATRICK P. COYNE
--------------------------------
By:     Patrick P. Coyne
Title:  Executive Vice President/
        Managing Director/Head of
        Equity Investments
Date:   9/30/04


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        PATRICK P. COYNE
----------------------------------
By:     Patrick P. Coyne
Title:  Executive Vice President/
        Managing Director/Head of
        Equity Investments
Date:   9/30/04


         JOSEPH H. HASTINGS
-----------------------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   9/30/04